Commitments and Contingencies (Details) - Schedule of Activity by Period Relating to the Company’s Warranty Provision - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Activity By Period Relating To The Company SWarranty Provision Abstract
Warranty provision, beginning of period	$ 4,849	$ 3,981	$ 2,281
Warranty liability from Business Combination			1,943
Accruals for new warranties issued	265	2,968	1,492
Settlements	(250)	(2,100)	(1,735)
Warranty provision, end of period	4,864	4,849	3,981
Warranty provision, current	1,448	1,433	767
Warranty provision, noncurrent	$ 3,416	$ 3,416	$ 3,214